10 ACQUISITION OF SWISS POST IRELAND	12 Months Ended
Dec. 31, 2017
Notes
10 ACQUISITION OF SWISS POST IRELAND

10       ACQUISITION OF SWISS POST IRELAND

On February 5, 2015, the Company completed the acquisition of Swiss Post Solutions Ireland Limited (“Swiss Post Ireland”) and acquired (the “Acquisition”) all of the issued and outstanding shares of Swiss Post Ireland, as per the share purchase agreement (the “Purchase Agreement”) with Post CH Ltd. (“Swiss Post”) dated January 2, 2015. The Company incurred legal fees of $16,482 (professional fees) and filing fees of $12,024 (general and administrative) related to this acquisition. On closing the Company made a payment of $260,317 (CHF 240,840) and made an additional payment on June 29, 2016, in the amount of $861,956 (CHF 841,700) based on actual 2015 revenue of EUR 1,201,554 earned from Swiss Post Ireland.

The present value of the consideration payable was calculated at $890,088. This was based on the estimated purchase price based on initial cash payment $260,317 (CHF 240,840) on acquisition and future maximum additional payment   of

$909,771 (CHF 841,700).

Consideration Payable – February 5, 2015	$629,771
Accretion expense	190,000
Foreign exchange fluctuation	(84,265)
Consideration Payable – December 31, 2015	$735,506

The fair value of the net assets of Swiss Post Ireland prior to closing was as follows:

Cash	$69,300
Receivables	276,443
Prepaid expenses	13,252
Computer equipment	1,465
Accounts payable and accrued liabilities	(104,065)
$256,395

The Company’s purchase price allocation is as follows:

Working capital	$254,930
Computer equipment	1,465
Intellectual property	195,000
Customer relationships	235,000
Goodwill	203,693
$890,088

Goodwill corresponds to the workforce acquired, future growth and is a result of excess purchase consideration over the fair value of identifiable net assets acquired.

For 2017, the Company performed an impairment test on its entire business since both Snipp Interactive Limited (formally known as Swiss Post Ireland) and Hip Digital Media Inc. were fully integrated with the Company's historical business into one Cash Generating Unit (CGU). The Company's consolidated and fully integrated business is now the smallest identifiable group of assets that generates cash inflows and is comprised of intellectual property, customer relationships, music label contracts and goodwill as listed above and below in Note 11. Using a five year (and related terminal value) discounted future cash flow model, the Company determined the recoverable amount by calculating its value in use. The recoverable amount of the CGU was determined to be above its carrying value as at December 31, 2017. The key assumptions used in the discounted future cash flow model in fiscal 2017 include projections surrounding market trends, growth rates and customer retention rates. The model used an annual growth rate between 3% and 18% and post-tax discount rates of 17%. The analyses concluded there was no impairment on the Company's CGU. Management believes that the discount rate reasonably reflects the risks associated with cash flow projections for the business.